Operating Lease Arrangements - Future Aggregate Minimum Lease Payments Under Non-cancellable Operating Leases (Detail) - TWD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessee [Line Items]
Minimum lease payments under non-cancellable operating leases	$ 10,558	$ 9,493
Within one year [Member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Minimum lease payments under non-cancellable operating leases	3,439	2,918
1-5 Years [Member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Minimum lease payments under non-cancellable operating leases	6,375	5,796
More Than 5 Year [Member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Minimum lease payments under non-cancellable operating leases	$ 744	$ 779